Reporting Entity (Description of the controlling company) (Tables)	12 Months Ended
Dec. 31, 2021
Reporting Entity (Description of the controlling company) [Abstract]
Summary of the Company's Shareholders
As of December 31, 2021, KEPCO’s share capital amounts to
~~W~~
3,209,820 million and KEPCO’s shareholders are as
follows:

	Number of shares	Percentage of ownership
The Government of the Republic of Korea	116,841,794	18.20%
Korea Development Bank (KDB)	211,235,264	32.90%
Foreign investors	91,105,897	14.19%
Other	222,781,122	34.71%

	641,964,077	100.00%